Annual Fund Operating Expenses	Jul. 03, 2025
Alpha Architect Global Equity ETF | Alpha Architect US Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.15%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.15%
Alpha Architect Global Equity ETF | Alpha Architect Global Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.25%
Alpha Architect 1-3 Year Box ETF | Alpha Architect 1-3 Year Box ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[3]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Expenses (as a percentage of Assets)	0.19%	[3]
Alpha Architect Intermediate-Term Treasury Bond ETF | Alpha Architect Intermediate-Term Treasury Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[5]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Expenses (as a percentage of Assets)	0.19%	[5]
Alpha Architect Long-Term Treasury Bond ETF | Alpha Architect Long-Term Treasury Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.19%	[7]
Alpha Architect Aggregate Bond ETF | Alpha Architect Aggregate Bond ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[9]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[10]
Expenses (as a percentage of Assets)	0.19%	[9]
Alpha Architect Inflation-Protected Securities ETF | Alpha Architect Inflation-Protected Securities ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[11]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[12]
Expenses (as a percentage of Assets)	0.19%	[11]
Alpha Architect Real Estate ETF | Alpha Architect Real Estate ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.19%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.19%	[13]

[1]	Other Expenses are estimated for the current fiscal year.
[2]	Other Expenses are estimated for the current fiscal year.
[3]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[4]	Other Expenses are estimated for the current fiscal year.
[5]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[6]	Other Expenses are estimated for the current fiscal year.
[7]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[8]	Other Expenses are estimated for the current fiscal year.
[9]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%
[10]	Other Expenses are estimated for the current fiscal year.
[11]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[12]	Other Expenses are estimated for the current fiscal year.
[13]	The Fund’s Management Fee and Total Annual Fund Operating Expenses are 0.1949%.
[14]	Other Expenses are estimated for the current fiscal year.